SHARE-BASED COMPENSATION - Schedule of Non-Vested Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 10.28	$ 10.28
Granted, grant date fair value (in dollars per share)	16.80	10.28
Exercised (in dollars per share)	0	0
Forfeited, expired and cancelled (in dollars per share)	3.87	0
Vested (in dollars per share)	6.85
Ending balance (in dollars per share)	$ 13.81	$ 10.28
Number of shares
Beginning balance (in shares)	989	453
Granted (in shares)	377	536
Exercised (in shares)	0	0
Forfeited, expired and cancelled (in shares)	(180)	0
Vested (in shares)	(462)
Ending balance (in shares)	724	989